2. Summary of Significant Accounting Policies: Stock Subscription Receivable (Policies)	2 Months Ended
Jun. 30, 2018
Policies
Stock Subscription Receivable

Stock Subscription Receivable

This balance relates to capital stock issued during the period for which payment has not been received by the Company at year end. The balance receivable was collected in full by July 31, 2018.